Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Directors' remuneration
Schedule of directors remuneration

	Salaries		Social	2018	2017	2016
	and fees	Bonuses	Security	Total	Total	Total
	US $	US $	US $	US $ (2)	US $	US $
Executive
Graham Lumsden(1)(7)	446,250	264,000	16,389	726,639	567,999	488,510
Jonathan Gold(2)	612,500	250,000	19,017	881,517	194,004	114,094
Non-executive
Robert Bertoldi(3)(7)	125,000	—	9,563	134,563	134,563	137,783
Richard Morgan(4)	113,500	—	—	113,500	113,500	177,725
Charlotta Ginman(5)	69,680	—	—	69,680	67,279	57,475
Zaki Hosny	62,500	—	—	62,500	63,000	57,475
Mary Lake Polan	60,000	—	—	60,000	60,000	54,094
John Stakes(6)	—	—	—	—	—	30,869
Bruce Williams(4)	64,000	—	—	64,000	64,000	54,094
Craig T. Albanese	57,500	—	—	57,500	38,333	—
Total	1,610,930	514,000	44,969	2,169,899	1,302,678	1,172,119
(1)	Dr. Lumsden’s incentive bonus listed above includes the receipt of $50,000 in 2018 for achieving the operational milestones related to a supplemental bonus granted in the previous year.
(2)	The compensation listed above is for Mr. Gold’s services as Chief Financial Officer and Executive Director. Mr. Gold assumed the executive role of Chief Financial Officer on February 2, 2017.
(3)

Effective July 16, 2018, Mr. Bertoldi resigned from the Board of Directors. Mr. Bertoldi continued to provide consultancy services under the terms of the consultancy agreement with Amphion Innovation plc until December 31, 2018.  The compensation listed above represents consideration paid to Mr. Bertoldi during the entire year.

(4)	Effective March 18, 2019, Richard Morgan resigned from the Board of Directors. In addition, Bruce Williams was appointed interim Chairman.
(5)	Ms. Ginman’s compensation for 2018 was £52,195 or US$69,680 based on an average exchange rate of 1.335 for the period.
(6)	Mr. Stakes resigned from the Board of Directors effective July 1, 2016.
(7)	The compensation for Dr. Lumsden, Mr. Gold and Mr. Bertoldi exclude $8,100, $8,100 and $3,750 in employer provided 401k pension during 2018.

Schedule of directors of the company that have been awarded rights to subscribe for shares in the Group

				Exercise
	January 1,		December 31,	price	Grant	Expiry
	2018	Granted	2018	US $	date	date

Richard Morgan	73,215	—	73,215	$0.70	Jan 1, 2010	Jan 1, 2020
	6,179	—	6,179	$0.70	Jan 1, 2011	Jan 1, 2021
	502,950	—	502,950	0.14	Dec 4, 2014	Dec 4, 2024
	582,344	—	582,344

Craig T. Albanese	100,000	—	100,000	$0.44	May 4, 2017	May 4, 2027
	100,000	—	100,000

Robert Bertoldi	53,887	—	53,887	$0.70	Jan 1, 2010	Jan 1, 2020
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024
	305,362	—	305,362

Charlotta Ginman	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024
	251,475	—	251,475

Jonathan Gold	73,502	—	73,502	$0.70	Jan 1, 2010	Jan 1, 2020
	5,964	—	5,964	$0.70	Jan 1, 2011	Jan 1, 2021
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024
	—	1,000,000	1,000,000	$0.50	Feb 28, 2018	Feb 28, 2028
	330,941	1,000,000	1,330,941

Zaki Hosny	53,888	—	53,888	$0.70	Jun 18, 2009	Jun 18, 2019
	14,370	—	14,370	$0.70	Jan 1, 2010	Jan 1, 2020
	2,587	—	2,587	$0.70	Jan 1, 2011	Jan 1, 2021
	107,774	—	107,774	$0.14	Jan 30, 2013	Jan 30, 2023
	251,475	—	251,475	$0.14	Dec 4, 2014	Dec 4, 2024
	430,094	—	430,094

Graham Lumsden	574,800	—	574,800	$0.14	May 25, 2013	May 25, 2023
	2,874,000	—	2,874,000	$0.14	Dec 4, 2014	Dec 4, 2024
	1,000,000	—	1,000,000	$0.33	Feb 7, 2017	Feb 7, 2027
	700,000	—	700,000	$0.33	Feb 7, 2017	Feb 7, 2027
	—	2,000,000	2,000,000	$0.50	Feb 28, 2018	Feb 28, 2028
	—	1,000,000	1,000,000	$0.50	Feb 28, 2018	Feb 28, 2028
	5,148,800	3,000,000	8,148,800

Mary Lake Polan	67,036	—	67,036	$0.70	Jan 1, 2010	Jan 1, 2020
	5,461	—	5,461	$0.70	Jan 1, 2011	Jan 1, 2021
	251,474	—	251,474	$0.14	Dec 4, 2014	Dec 4, 2024
	323,971	—	323,971

Bruce Williams	67,252	—	67,252	$0.70	Jan 1, 2010	Jan 1, 2020
	28,740	—	28,740	$0.70	Jan 16, 2010	Jan 16, 2020
	71,850	—	71,850	$0.70	Nov 15, 2010	Jan 16, 2020
	2,802	—	2,802	$0.70	Jan 1, 2011	Jan 1, 2021
	251,474	—	251,474	$0.14	Dec 4, 2014	Dec 4, 2024
	422,118	—	422,118